Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill and intangible assets
The following table shows the change in goodwill, intangible assets with an indefinite life, and intangible assets with a finite life during the years ended December 31, 2020 and 2019:

(Millions)	Goodwill	Intangible assets with an indefinite life	Intangible assets with a finite life	Total
Net balance at December 31, 2018	$400.6	$22.1	$173.5	$596.2
Foreign currency translation(1)	0.2	—	—	0.2
Amortization	—	—	(15.8)	(15.8)
Net balance at December 31, 2019	400.8	22.1	157.7	580.6
Foreign currency translation	—	—	—	—
Amortization	—	—	(15.8)	(15.8)
Net balance at December 31, 2020	$400.8	$22.1	$141.9	$564.8
(1)Foreign currency translation and amortization in 2019 relates to IMG and is allocated to the Global A&H segment.

Schedule of components of goodwill and intangible assets
The following tables presents the components of goodwill and intangible assets as of December 31, 2020 and 2019:

	2020
(Millions)	Gross balance	Accumulated amortization	Impairments	Foreign currency translation	Net balance
Customer relationships – finite life(1)	$17.0	$(4.9)	$—	$—	$12.1
Distribution relationships – finite life(1)	151.0	(35.2)	—	—	115.8
Goodwill – indefinite life(1)	400.7	—	—	0.1	400.8
Insurance licenses – indefinite life(2)	8.1	—	—	—	8.1
Technology – finite life(1)	15.5	(9.5)	—	—	6.0
Trade names – finite life(1)	16.0	(8.0)	—	—	8.0
Trade names – indefinite life(1)	27.0	—	(13.0)	—	14.0
Net balance at December 31, 2020	$635.3	$(57.6)	$(13.0)	$0.1	$564.8
(1)Allocated to the Global A&H segment.
(2)Allocated to the Runoff & Other segment.

	2019
(Millions)	Gross balance	Accumulated amortization	Impairments	Foreign currency translation	Net balance
Customer relationships – finite life(1)	$17.0	$(3.5)	$—	$—	$13.5
Distribution relationships – finite life(1)	151.0	(25.5)	—	—	125.5
Goodwill – indefinite life(1)	400.7	—	—	0.1	400.8
Insurance licenses – indefinite life(2)	8.1	—	—	—	8.1
Technology – finite life(1)	15.5	(6.9)	—	—	8.6
Trade names – finite life(1)	16.0	(5.9)	—	—	10.1
Trade names – indefinite life(1)	27.0	—	(13.0)	—	14.0
Net balance at December 31, 2019	$635.3	$(41.8)	$(13.0)	$0.1	$580.6
(1)Allocated to the Global A&H segment.
(2)Allocated to the Runoff & Other segment.

Schedule of remaining amortization expense
The estimated remaining amortization expense for Sirius Group's intangible assets with finite lives is as follows:

(Millions)
2021	$15.8
2022	14.6
2023	13.8
2024	13.2
2025	11.6
2026 and thereafter	72.9
Total remaining amortization expense	$141.9